Warrants	6 Months Ended
Jun. 30, 2026
Warrants [Abstract]
WARRANTS

NOTE 16 — WARRANTS

Unit purchase options

In connection with the business combination with AIB Acquisition Corporation in July 18, 2024, there were 431,250 unit purchase options held by Maxim Partners LLC, which can be exercised until January 17, 2027, at an exercise price of $11 per unit before the Reverse Stock Split. As of December 31, 2025 and June 30, 2026, none of the unit purchase options have been exercised. The fair value of the unit purchase options was determined by using the Black-Scholes model using the following assumptions: (1) expected volatility of 15.39%, (2) risk-free interest rate of 4.36%, (3) time to expiration of 2.5 years, (4) exercise price of $11 per unit before the Reverse Stock Split and (5) share price of $3.41 per unit before the Reverse Stock Split as of the grant date. Due to the market conditions of the Company’s share prices, the fair value of the unit purchase options was not material to the consolidated financial statements for the year/period presented.

The Warrants issued in the Private Placement

In November 2025, the Company issued 5,332,216 Warrants in the Private Placement to purchase up to 10,664,432 Ordinary Shares at an exercise price of $2.16 per Ordinary Share, with a term of five years expiring in November 2030. As of December 31, 2025, 5,332,216 Warrants to purchase 10,664,432 Ordinary Shares were outstanding. On February 3, 2026, the Company issued 6,753,470 Ordinary Shares to Purchasers in exchange for all the existing Warrants issued in the Private Placement that included an alternate cashless exercise provision held by the Purchasers pursuant to the warrant agreement.

The Purchasers exercised all of the Warrants then outstanding pursuant to the alternate cashless exercise provision of the warrant agreement, without the payment of any cash exercise price. Under the alternate cashless exercise provision, the number of Ordinary Shares issuable upon exercise of the Warrants was determined based on the volume weighted average price of the Ordinary Shares at the time of exercise.

A summary of the activities of the Warrants issued in the Private Placement is presented in the following table:

	As of December 31,	As of June 30,
	2025	2026

Balance at beginning of the year/period	$—	$22,383,800
Warrants issued	15,654,091	—
Fair value change in the warrant liabilities	6,729,709	11,811,648
Warrants cashless exercised	—	(34,195,448)
Total	$22,383,800	$—

In connection with the settlement, the Company derecognized warrant liabilities with a carrying amount of $34,195,448 and recorded the issuance of the 6,753,470 Ordinary Shares at an aggregate amount of $33,567,042, consisting of ordinary shares of $5,403 and additional paid-in capital of $33,561,639. The excess of the carrying amount of the warrant liabilities over the fair value of the Ordinary Shares issued of $628,406 was recognized as a gain on settlement of warrant liabilities. The fair value of the Ordinary Shares issued did not exceed the fair value of the Warrants surrendered; accordingly, no deemed dividend was recorded in connection with the cashless exercise.

The following are the assumptions used in valuing the warrant liabilities by Black-Scholes model as of December 31, 2025 and exercise date (in percentages, except as noted):

	As of
	December 31, 2025	Exercise date
Liquidity discount	21.80	21.85
Volatility	27.99	28.16
Risk-free rate	3.71	3.81
Expected life (years)	4.87	4.78
Dividend yield	0.00	0.00
Exercise price	$2.16	$2.16
Market price	$4.88	$6.36

The warrant liabilities were classified within Level 3 of the fair value hierarchy, as their fair values were determined using significant unobservable inputs, including liquidity discount and volatility. During the period, warrants were exercised on a cashless basis; such warrants were settled based on the observable volume weighted average price of the underlying shares and are reflected as settlements in the Level 3 rollforward. There were no transfers into or out of Level 3 during the periods presented.